Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Sep. 13, 2007	Jun. 30, 2012 Container	Jun. 30, 2011	Jun. 30, 2012 Minimum Y	Jun. 30, 2012 Maximum Y	Jun. 30, 2012 GFN U.S.	May 31, 2011 GFN U.S.	Sep. 13, 2007 GFN U.S.
Contingencies And Commitments [Line Items]
Operating Lease Term				1	9
Rental expense on non-cancellable operating leases		$ 7,201,000	$ 5,593,000
Outstanding capital stock required to purchase	13.80%	13.80%
Purchase price of capital stock		12,850,000
EBITDA multiple for put option		8.25
Value of the put option		$ 17,634,000
Percentage of ownership						100.00%	100.00%	86.20%
Maximum number container to be purchased		2,500
Termination period of agreement		90 days